Vanguard® Institutional Intermediate-Term Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (57.8%)
U.S. Government Securities (31.9%)
	United States Treasury Note/Bond	0.125%	2/28/23	110,000	108,127
[1]	United States Treasury Note/Bond	0.500%	3/15/23	300,000	295,266
[1]	United States Treasury Note/Bond	0.125%	5/15/23	150,000	146,437
	United States Treasury Note/Bond	0.125%	5/31/23	306,000	298,398
	United States Treasury Note/Bond	0.250%	6/15/23	303,000	295,283
	United States Treasury Note/Bond	0.125%	9/15/23	158,000	152,692
[1]	United States Treasury Note/Bond	0.250%	9/30/23	401,000	387,717
[2]	United States Treasury Note/Bond	0.125%	10/15/23	400,000	385,625
[1,3]	United States Treasury Note/Bond	0.250%	11/15/23	500,000	481,641
	United States Treasury Note/Bond	0.500%	11/30/23	57,000	55,058
	United States Treasury Note/Bond	0.125%	2/15/24	56,000	53,489
[1]	United States Treasury Note/Bond	2.500%	4/30/24	843,000	835,624
	United States Treasury Note/Bond	0.250%	5/15/24	100,000	95,031
	United States Treasury Note/Bond	0.250%	6/15/24	98,000	92,916
	United States Treasury Note/Bond	3.000%	6/30/24	661,000	661,413
	United States Treasury Note/Bond	0.375%	8/15/24	400,000	378,312
[1]	United States Treasury Note/Bond	0.375%	9/15/24	500,000	471,719
	United States Treasury Note/Bond	0.750%	11/15/24	356,500	337,951
	United States Treasury Note/Bond	1.000%	12/15/24	312,300	297,368
	United States Treasury Note/Bond	1.750%	12/31/24	75,000	72,680
	United States Treasury Note/Bond	1.375%	1/31/25	249,000	238,768
	United States Treasury Note/Bond	1.750%	3/15/25	160,000	154,650
	United States Treasury Note/Bond	0.500%	3/31/25	215,877	201,440
	United States Treasury Note/Bond	2.625%	4/15/25	330,000	326,442
	United States Treasury Note/Bond	2.750%	5/15/25	101,000	100,227
	United States Treasury Note/Bond	0.250%	7/31/25	200,000	183,562
	United States Treasury Note/Bond	0.250%	8/31/25	300,000	274,641
	United States Treasury Note/Bond	0.250%	10/31/25	500,000	455,547
	United States Treasury Note/Bond	2.250%	11/15/25	278,200	270,897
	United States Treasury Note/Bond	0.500%	2/28/26	150,000	136,688
	United States Treasury Note/Bond	2.250%	3/31/26	100,000	97,156
	United States Treasury Note/Bond	0.750%	5/31/26	100,000	91,484
	United States Treasury Note/Bond	0.875%	6/30/26	300,000	275,344
	United States Treasury Note/Bond	0.625%	7/31/26	200,000	181,312
	United States Treasury Note/Bond	0.875%	9/30/26	184,800	168,774
[1]	United States Treasury Note/Bond	1.125%	10/31/26	531,400	489,718
	United States Treasury Note/Bond	1.250%	12/31/26	58,000	53,596
	United States Treasury Note/Bond	1.500%	1/31/27	22,000	20,536
	United States Treasury Note/Bond	2.875%	4/30/29	26,000	25,695
	United States Treasury Note/Bond	2.750%	5/31/29	500	490
	United States Treasury Note/Bond	3.250%	6/30/29	500	506

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.375%	11/15/31	27,200	23,592
	United States Treasury Note/Bond	1.875%	2/15/32	83,000	75,180
	United States Treasury Note/Bond	4.375%	2/15/38	161,250	187,629
	United States Treasury Note/Bond	2.000%	11/15/41	34,350	27,271
	United States Treasury Note/Bond	2.750%	8/15/47	68,000	60,796
					10,024,688
Agency Bonds and Notes (0.1%)
	Federal Home Loan Banks	3.125%	6/13/25	6,300	6,299
	Federal Home Loan Banks	3.125%	9/12/25	7,050	7,053
	Federal Home Loan Banks	2.500%	12/10/27	8,450	8,160
	Federal Home Loan Banks	3.250%	6/9/28	2,100	2,103
[4]	Federal National Mortgage Assn.	0.000%	1/15/30	3,800	2,945
[5]	Tennessee Valley Authority	2.875%	2/1/27	1,280	1,264
					27,824
Conventional Mortgage-Backed Securities (25.7%)
[4,5]	Fannie Mae Pool	3.000%	3/1/43–3/1/48	15,173	14,229
[4,5]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	24,086	22,996
[4,5]	Fannie Mae Pool	5.000%	10/1/49	566	573
[4,5]	Freddie Mac Gold Pool	2.000%	9/1/28–1/1/32	2,489	2,329
[4,5]	Freddie Mac Gold Pool	2.500%	1/1/43–3/1/47	1,801	1,648
[4,5]	Freddie Mac Gold Pool	3.000%	8/1/32–8/1/47	145,267	136,958
[4,5]	Freddie Mac Gold Pool	3.500%	8/1/32–2/1/50	101,856	98,739
[4,5]	Freddie Mac Gold Pool	4.000%	7/1/29–12/1/49	29,266	29,169
[4,5]	Freddie Mac Gold Pool	4.500%	5/1/39–2/1/49	29,545	30,390
[4,5]	Freddie Mac Gold Pool	5.000%	7/1/39–2/1/49	4,006	4,268
[4,5]	Freddie Mac Gold Pool	5.500%	5/1/40	1,664	1,794
[4,5]	Freddie Mac Gold Pool	6.000%	6/1/37–3/1/39	501	576
[4,5]	Freddie Mac Gold Pool	6.500%	5/1/37	38	40
[4,5]	Freddie Mac Gold Pool	7.000%	5/1/38	45	47
[5]	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	541	495
[5]	Ginnie Mae I Pool	3.000%	9/15/42–8/15/45	13,536	12,902
[5]	Ginnie Mae I Pool	3.500%	1/15/42–6/15/47	19,291	19,055
[5]	Ginnie Mae I Pool	4.000%	4/15/39–12/15/46	2,585	2,635
[5]	Ginnie Mae I Pool	4.500%	2/15/39–12/15/46	13,170	13,744
[5]	Ginnie Mae I Pool	5.000%	2/15/40–9/15/41	510	542
[5]	Ginnie Mae I Pool	5.500%	3/15/40–2/15/41	138	143
[5]	Ginnie Mae I Pool	6.000%	5/15/36–3/15/40	819	886
[5,6]	Ginnie Mae II Pool	2.000%	11/20/50–8/15/52	390,570	346,697
[5,6]	Ginnie Mae II Pool	2.500%	3/20/43–7/15/52	341,604	311,204
[5,6]	Ginnie Mae II Pool	3.000%	3/20/27–8/15/52	593,607	559,040
[5,6]	Ginnie Mae II Pool	3.500%	6/20/42–8/15/52	296,443	291,164
[5,6]	Ginnie Mae II Pool	4.000%	2/20/34–8/15/52	495,064	492,505
[5,6]	Ginnie Mae II Pool	4.500%	7/15/52–8/15/52	156,500	158,047
[5]	Ginnie Mae II Pool	5.000%	4/20/40–11/20/49	14,340	15,120
[5]	Ginnie Mae II Pool	5.500%	4/20/40	65	69
[5]	Ginnie Mae II Pool	6.000%	2/20/41	5	6
[4,5,6]	UMBS Pool	1.500%	7/25/37–4/1/52	278,692	234,715
[4,5,6]	UMBS Pool	2.000%	5/1/28–7/25/52	2,004,574	1,762,192
[4,5,6]	UMBS Pool	2.500%	2/1/36–7/25/52	1,545,375	1,408,025
[4,5,6]	UMBS Pool	3.000%	7/1/32–8/25/52	587,783	558,850
[4,5,6]	UMBS Pool	3.500%	11/1/31–8/25/52	456,211	442,942
[4,5,6]	UMBS Pool	4.000%	5/1/32–7/25/52	530,196	533,584
[4,5,6]	UMBS Pool	4.500%	12/1/39–7/25/52	464,499	467,628
[4,5]	UMBS Pool	5.000%	6/1/39–10/1/49	28,472	29,638
[4,5]	UMBS Pool	5.500%	12/1/38–5/1/44	60,314	64,890
[4,5]	UMBS Pool	6.000%	10/1/39	372	414

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	UMBS Pool	6.500%	9/1/36–4/1/39	174	195
[4,5]	UMBS Pool	7.000%	10/1/37–9/1/38	171	185
					8,071,268
Nonconventional Mortgage-Backed Securities (0.1%)
[4,5]	Freddie Mac REMICS	2.000%	1/25/52	10,750	8,555
[5]	Ginnie Mae REMICS	2.000%	2/20/51	9,122	8,637
					17,192
Total U.S. Government and Agency Obligations (Cost $19,096,799)					18,140,972
Asset-Backed/Commercial Mortgage-Backed Securities (12.9%)
[5]	Ally Auto Receivables Trust Series 2019-1	3.020%	4/15/24	4,910	4,917
[5]	Ally Auto Receivables Trust Series 2019-3	1.930%	5/15/24	2,877	2,874
[5]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	16,420	16,269
[5]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	8,070	8,023
[5]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	52,460	52,341
[5]	AmeriCredit Automobile Receivables Trust Series 2020-2	0.660%	12/18/24	1,995	1,980
[5]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.370%	8/18/25	15,660	15,406
[5]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	11,490	10,982
[5]	AmeriCredit Automobile Receivables Trust Series 2022-1	2.450%	11/18/26	7,680	7,482
[5,7]	ARI Fleet Lease Trust Series 2022-A	3.120%	1/15/31	5,960	5,875
[5,7]	ARI Fleet Lease Trust Series 2022-A	3.430%	1/15/31	3,300	3,239
[5,7]	Aventura Mall Trust Series 2018-AVM	4.249%	7/5/40	160	151
[5]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	8,120	7,698
[5]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	17,100	17,082
[5]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.441%	9/15/48	7,333	7,173
[5]	BANK Series 2017-BNK4	3.625%	5/15/50	280	273
[5]	BANK Series 2017-BNK6	3.254%	7/15/60	4,580	4,422
[5]	BANK Series 2017-BNK6	3.518%	7/15/60	1,110	1,075
[5]	BANK Series 2017-BNK6	3.741%	7/15/60	440	419
[5]	BANK Series 2017-BNK7	3.175%	9/15/60	13,570	12,859
[5]	BANK Series 2017-BNK7	3.435%	9/15/60	1,190	1,147
[5]	BANK Series 2017-BNK8	3.488%	11/15/50	4,170	4,024
[5]	BANK Series 2017-BNK9	3.538%	11/15/54	3,700	3,577
[5]	BANK Series 2018-BN10	3.641%	2/15/61	1,030	1,016
[5]	BANK Series 2018-BN12	4.255%	5/15/61	780	780
[5]	BANK Series 2018-BN14	4.185%	9/15/60	160	161
[5]	BANK Series 2018-BN14	4.231%	9/15/60	1,055	1,053
[5]	BANK Series 2019-BN17	3.623%	4/15/52	285	278
[5]	BANK Series 2019-BN17	3.714%	4/15/52	4,459	4,314
[5]	BANK Series 2019-BN19	3.183%	8/15/61	3,910	3,646
[5]	BANK Series 2019-BN20	3.011%	9/15/62	7,180	6,615
[5]	BANK Series 2019-BN23	2.846%	12/15/52	1,900	1,791
[5]	BANK Series 2019-BN23	2.920%	12/15/52	11,780	10,755
[5]	BANK Series 2019-BN24	2.960%	11/15/62	17,620	16,112
[5]	BANK Series 2020-BN28	1.725%	3/15/63	7,000	6,194
[5]	BANK Series 2020-BN30	1.673%	12/15/53	5,050	4,411
[5]	BANK Series 2022-BNK40	3.507%	3/15/64	3,880	3,627

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	330	322
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	13,010	12,012
[5]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	2,515	2,248
[5]	BBCMS Mortgage Trust Series 2020-C8	1.867%	10/15/53	5,880	5,225
[5]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	5,750	5,895
[5]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	5,750	5,000
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	4,070	3,945
[5]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	1,360	1,305
[5]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	4,440	4,347
[5]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/52	1,100	1,088
[5]	Benchmark Mortgage Trust Series 2019-B10	3.615%	3/15/62	305	297
[5]	Benchmark Mortgage Trust Series 2019-B15	2.859%	12/15/72	5,250	4,900
[5]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	6,000	5,474
[5]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	7,163	6,296
[5]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	4,400	3,862
[5]	Benchmark Mortgage Trust Series 2020-B22	1.731%	1/15/54	4,550	3,990
[5]	Benchmark Mortgage Trust Series 2022-B34	3.961%	4/15/55	3,221	3,144
[5]	BMW Vehicle Owner Trust Series 2019-A	1.920%	1/25/24	3,766	3,765
[5]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	2,720	2,607
[5]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	11,800	11,624
[5,8]	Brazos Higher Education Authority Inc. Series 2011-1, 3M USD LIBOR + 0.800%	2.324%	2/25/30	296	296
[5,7]	BX Trust Series 2019-OC11	3.202%	12/9/41	5,550	4,966
[5,7]	Canadian Pacer Auto Receivables Trust Series 2019-1A	2.960%	6/19/24	1,300	1,297
[5,7]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.830%	7/19/24	4,395	4,358
[5,7]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.890%	3/19/25	1,840	1,793
[5,7]	Canadian Pacer Auto Receivables Trust Series 2021-1A	0.500%	10/20/25	15,590	14,999
[5]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	6,000	5,479
[5]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	22,300	21,115
[5]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/15/26	39,720	37,556
[5]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	21,580	21,134
[5]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	70,210	70,254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Capital One Prime Auto Receivables Trust Series 2019-1	2.510%	11/15/23	415	415
[5]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	4,210	4,205
[5]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	3,550	3,475
[5]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	15,280	14,465
[5]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	10,950	10,164
[5,7]	CARDS II Trust Series 2021-1A	0.602%	4/15/27	28,920	27,487
[5]	CarMax Auto Owner Trust Series 2018-3	3.270%	3/15/24	2,250	2,252
[5]	CarMax Auto Owner Trust Series 2018-4	3.360%	9/15/23	65	65
[5]	CarMax Auto Owner Trust Series 2018-4	3.480%	2/15/24	4,290	4,300
[5]	CarMax Auto Owner Trust Series 2019-3	2.300%	4/15/25	5,000	4,938
[5]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	4,790	4,710
[5]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	3,040	2,979
[5]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	17,421	17,179
[5]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	2,940	2,822
[5]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	13,880	13,474
[5]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	5,340	4,998
[5]	CarMax Auto Owner Trust Series 2021-3	0.550%	6/15/26	12,610	12,117
[5]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	20,680	19,845
[5]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	12,840	12,270
[5]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	10,070	9,389
[5]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	9,660	9,616
[5]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	9,600	9,512
[5]	Carvana Auto Receivables Trust Series 2020-P1	0.610%	10/8/26	2,650	2,502
[5]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	17,410	16,612
[5]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	8,360	7,680
[5]	Carvana Auto Receivables Trust Series 2022-P1	3.350%	2/10/27	6,500	6,291
[5]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/50	5,000	4,714
[5]	CD Mortgage Trust Series 2016-CD1	2.459%	8/10/49	15,263	14,411
[5]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	2,710	2,563
[5]	CD Mortgage Trust Series 2016-CD1	2.926%	8/10/49	1,360	1,270
[5]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	1,250	1,218
[5]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	480	465
[5]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	320	305
[5]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	785	755
[5]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	3,350	3,172
[5]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	2,700	2,648
[5]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	3,100	3,108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	3,376	3,279
[5,7]	Chesapeake Funding II LLC Series 2019-1A	2.940%	4/15/31	2,496	2,497
[5,7]	Chesapeake Funding II LLC Series 2019-2A	1.950%	9/15/31	3,170	3,167
[5,7]	Chesapeake Funding II LLC Series 2020-1A	0.870%	8/15/32	5,151	5,089
[5]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	1,527	1,520
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.753%	3/10/47	102	101
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	1,949	1,945
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.575%	5/10/47	501	496
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	15,000	14,886
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.356%	7/10/47	498	490
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.863%	7/10/47	275	271
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	15,000	14,851
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.497%	6/10/48	4,709	4,626
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	520	512
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	11,368	11,155
[5]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	2,600	2,534
[5]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.050%	4/10/49	2,943	2,842
[5]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	4,000	3,885
[5]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	8,583	8,273
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	4,560	4,350
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.465%	9/15/50	2,460	2,373
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.789%	9/15/50	860	818
[5]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	65	65
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	2.860%	12/15/72	6,000	5,423
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.042%	12/15/72	8,630	8,213
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	15,500	14,220
[5]	CNH Equipment Trust Series 2020-A	1.510%	4/15/27	2,040	1,962
[5]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	3,040	2,969
[5]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	2,610	2,513
[5]	COMM Mortgage Trust Series 2012-CR2	3.791%	8/15/45	373	373
[5]	COMM Mortgage Trust Series 2012-CR4	3.251%	10/15/45	50	50
[5]	COMM Mortgage Trust Series 2012-CR5	2.771%	12/10/45	556	555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	10	10
[5]	COMM Mortgage Trust Series 2013-CR9	4.411%	7/10/45	1,798	1,799
[5,7]	COMM Mortgage Trust Series 2013-CR9	4.435%	7/10/45	2,331	2,308
[5]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	2,059	2,053
[5]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	922	924
[5]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	354	350
[5]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	2,128	2,116
[5]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	4,200	4,190
[5]	COMM Mortgage Trust Series 2013-LC6	2.941%	1/10/46	581	579
[5]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	152	152
[5]	COMM Mortgage Trust Series 2014-CR14	3.955%	2/10/47	4,000	3,988
[5]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	15,000	14,904
[5]	COMM Mortgage Trust Series 2014-CR17	4.174%	5/10/47	330	327
[5]	COMM Mortgage Trust Series 2014-CR18	3.550%	7/15/47	5,363	5,282
[5]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	4,082	4,052
[5]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	2,334	2,285
[5]	COMM Mortgage Trust Series 2015-CR24	3.696%	8/10/48	2,916	2,871
[5]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	1,838	1,811
[5]	COMM Mortgage Trust Series 2015-CR26	3.359%	10/10/48	11,419	11,136
[5]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	3,386	3,305
[5]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	1,195	1,164
[5]	COMM Mortgage Trust Series 2019-GC44	2.873%	8/15/57	2,050	1,930
[5]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	9,970	9,120
[5]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	857	843
[5]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.210%	11/15/49	3,283	3,147
[5]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	2,713	2,626
[5]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	8,560	8,204
[5]	CSAIL Commercial Mortgage Trust Series 2019-C18	2.968%	12/15/52	17,500	15,825
[5]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	4,500	3,985
[5]	DBJPM Mortgage Trust Series 2016-C3	2.632%	8/10/49	9,200	8,675
[5]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	3,210	3,075

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	Dell Equipment Finance Trust Series 2020-2	0.570%	10/23/23	10,275	10,152
[5]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	9,780	8,772
[5]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	51,070	50,662
[5,7]	DLLAA LLC Series 2021-1A	0.670%	4/17/26	12,100	11,558
[5,7]	DLLAD LLC Series 2021-1A	0.640%	9/21/26	10,300	9,623
[5,7]	Dllmt LLC Series 2021-1A	1.000%	7/21/25	10,410	9,971
[5,7]	Dllmt LLC Series 2021-1A	1.240%	6/20/29	6,940	6,471
[5,7]	DLLST LLC Series 2022-1A	3.690%	9/20/28	1,470	1,464
[5]	Drive Auto Receivables Trust Series 2021-1	0.440%	11/15/24	293	293
[5,7,8]	Edsouth Indenture No. 9 LLC Series 2015-1, 1M USD LIBOR + 0.800%	2.424%	10/25/56	164	163
[5,7]	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	2,448	2,440
[5,7]	Enterprise Fleet Financing LLC Series 2020-2	0.610%	7/20/26	6,158	6,015
[5,7]	Enterprise Fleet Financing LLC Series 2021-2	0.480%	5/20/27	7,575	7,278
[5,7]	Enterprise Fleet Financing LLC Series 2021-3	0.770%	8/20/27	14,640	14,061
[5,7]	Enterprise Fleet Financing LLC Series 2022-1	3.030%	1/20/28	11,970	11,761
[5,7]	Evergreen Credit Card Trust Series 2021-1	0.900%	10/15/26	35,300	33,338
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K144	2.450%	4/25/32	138,750	125,495
[4,5,7]	FHLMC Multifamily WI Certificates Series K148	3.500%	9/25/32	166,000	163,621
[5,7]	FirstKey Homes Trust Series 2020-SFR2	1.266%	10/19/37	2,582	2,380
[5]	Ford Credit Auto Lease Trust Series 2020-B	0.690%	10/15/23	4,470	4,456
[5]	Ford Credit Auto Lease Trust Series 2022-A	3.370%	7/15/25	6,290	6,253
[5]	Ford Credit Auto Owner Trust Series 2018-B	3.380%	3/15/24	4,445	4,453
[5,7]	Ford Credit Auto Owner Trust Series 2019-1	3.520%	7/15/30	13,211	13,148
[5]	Ford Credit Auto Owner Trust Series 2019-A	2.780%	9/15/23	484	484
[5]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	18,600	18,594
[5,7]	Ford Credit Auto Owner Trust Series 2020-1	2.040%	8/15/31	13,828	13,244
[5]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	3,666	3,630
[5]	Ford Credit Auto Owner Trust Series 2020-A	1.350%	7/15/25	2,250	2,192
[5]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	27,800	26,660
[5]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	10,470	9,749
[5,7]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	20,470	20,384
[5]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	8,440	8,089
[5]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	9,850	9,180

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	30,400	30,444
[5]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	12,000	12,039
[5]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	9,520	9,190
[5]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	13,150	12,108
[5,7]	GCAT Trust Series 2022-INV1	3.000%	12/25/51	157,513	141,105
[5]	GM Financial Automobile Leasing Trust Series 2020-2	1.010%	7/22/24	1,640	1,632
[5]	GM Financial Automobile Leasing Trust Series 2020-3	0.510%	10/21/24	3,180	3,147
[5]	GM Financial Automobile Leasing Trust Series 2021-2	0.340%	5/20/24	26,760	26,260
[5]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	3,830	3,679
[5]	GM Financial Automobile Leasing Trust Series 2021-3	0.390%	10/21/24	28,600	27,697
[5]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	8,420	8,001
[5]	GM Financial Automobile Leasing Trust Series 2022-2	3.540%	5/20/26	6,360	6,329
[5]	GM Financial Consumer Automobile Receivables Trust Series 2019-1	3.110%	7/16/24	10,269	10,287
[5]	GM Financial Consumer Automobile Receivables Trust Series 2019-2	2.650%	2/16/24	1,583	1,583
[5]	GM Financial Consumer Automobile Receivables Trust Series 2019-2	2.710%	8/16/24	8,260	8,258
[5]	GM Financial Consumer Automobile Receivables Trust Series 2019-3	2.180%	4/16/24	2,587	2,586
[5]	GM Financial Consumer Automobile Receivables Trust Series 2019-4	1.760%	1/16/25	3,710	3,666
[5]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.840%	9/16/24	3,145	3,134
[5]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	4,500	4,288
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	8,920	8,713
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	5,840	5,498
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	7,850	7,595
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	6,480	6,081
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	14,910	14,310
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	10,650	9,906
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	12,410	11,790
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	10,000	9,292
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	6,980	6,534
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	9,690	9,599
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	9,090	8,927
[5,7]	GMF Floorplan Owner Revolving Trust Series 2019-2	2.900%	4/15/26	12,600	12,410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	GMF Floorplan Owner Revolving Trust Series 2020-1	0.680%	8/15/25	5,520	5,332
[5,7]	GMF Floorplan Owner Revolving Trust Series 2020-2	0.690%	10/15/25	13,590	13,056
[5,7]	Golden Credit Card Trust Series 2018-4A	3.440%	8/15/25	15,990	15,979
[5,7]	Golden Credit Card Trust Series 2021-1A	1.140%	8/15/28	23,300	21,041
[5,7,8]	Gosforth Funding plc Series 2018-1A, 3M USD LIBOR + 0.450%	1.974%	8/25/60	729	729
[5,7]	GreatAmerica Leasing Receivables Funding LLC Series 2020-1	1.760%	8/15/23	7,290	7,268
[5]	GS Mortgage Securities Corp. II Series 2018-GS10	4.155%	7/10/51	720	718
[5]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	1,055	1,045
[5]	GS Mortgage Securities Trust Series 2013-GC14	3.955%	8/10/46	28	28
[5]	GS Mortgage Securities Trust Series 2014-GC20	3.998%	4/10/47	15,000	14,952
[5]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	210	208
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.162%	9/10/47	140	138
[5]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	3,140	3,097
[5]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	5	5
[5]	GS Mortgage Securities Trust Series 2015-GC32	3.498%	7/10/48	7,000	6,876
[5]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	7,779	7,595
[5]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	1,720	1,678
[5]	GS Mortgage Securities Trust Series 2015-GS1	3.470%	11/10/48	5,343	5,196
[5]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	180	171
[5]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	2,490	2,406
[5]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	2,600	2,561
[5]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	1,170	1,088
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.843%	2/13/53	5,550	5,231
[5]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	9,640	8,028
[5]	Harley-Davidson Motorcycle Trust Series 2019-A	2.340%	2/15/24	163	163
[5]	Harley-Davidson Motorcycle Trust Series 2019-A	2.390%	11/15/26	2,960	2,956
[5]	Harley-Davidson Motorcycle Trust Series 2020-A	1.870%	10/15/24	1,916	1,913
[5]	Harley-Davidson Motorcycle Trust Series 2020-A	1.930%	4/15/27	2,000	1,972
[5]	Harley-Davidson Motorcycle Trust Series 2021-A	0.370%	4/15/26	8,003	7,837
[5]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	16,740	16,099

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	15,220	15,025
[5]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	5,340	5,221
[5,7]	Hertz Vehicle Financing III LLC Series 2022-1A	1.990%	6/25/26	7,800	7,361
[5,7]	Hertz Vehicle Financing III LLC Series 2022-3A	3.370%	3/25/25	4,750	4,686
[5,7]	Hertz Vehicle Financing III LP Series 2021-2A	1.680%	12/27/27	11,710	10,334
[5]	Honda Auto Receivables Owner Trust Series 2019-1	2.900%	6/18/24	4,980	4,981
[5]	Honda Auto Receivables Owner Trust Series 2019-2	2.520%	6/21/23	1,178	1,178
[5]	Honda Auto Receivables Owner Trust Series 2019-2	2.540%	3/21/25	2,530	2,528
[5]	Honda Auto Receivables Owner Trust Series 2019-3	1.780%	8/15/23	6,685	6,679
[5]	Honda Auto Receivables Owner Trust Series 2020-2	1.090%	10/15/26	4,300	4,183
[5]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	5,290	5,054
[5]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	17,130	16,587
[5]	Honda Auto Receivables Owner Trust Series 2021-2	0.550%	8/16/27	7,710	7,180
[5]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	13,940	13,343
[5]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	9,760	9,016
[5]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	12,870	12,296
[5]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	7,530	7,011
[5,7]	Hpefs Equipment Trust Series 2022-2A	3.760%	9/20/29	12,990	12,935
[5,7]	Hudson Yards Mortgage Trust Series 2019-30HY	3.228%	7/10/39	5,180	4,700
[5,7]	Hyundai Auto Lease Securitization Trust Series 2020-B	0.580%	6/17/24	2,490	2,453
[5,7]	Hyundai Auto Lease Securitization Trust Series 2021-A	0.420%	12/16/24	3,490	3,408
[5,7]	Hyundai Auto Lease Securitization Trust Series 2021-B	0.330%	6/17/24	4,060	3,949
[5,7]	Hyundai Auto Lease Securitization Trust Series 2021-B	0.380%	8/15/25	4,300	4,109
[5,7]	Hyundai Auto Lease Securitization Trust Series 2022-A	1.320%	12/15/25	14,670	14,070
[5,7]	Hyundai Auto Lease Securitization Trust Series 2022-B	3.500%	4/15/26	20,780	20,648
[5]	Hyundai Auto Receivables Trust Series 2019-A	2.710%	5/15/25	5,343	5,346
[5]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	5,740	5,686
[5]	Hyundai Auto Receivables Trust Series 2020-A	1.720%	6/15/26	9,420	9,163
[5]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	5,050	4,881
[5]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	15,820	15,322
[5]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	12,470	11,655

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Hyundai Auto Receivables Trust Series 2021-B	0.380%	1/15/26	27,670	26,584
[5]	Hyundai Auto Receivables Trust Series 2021-B	0.600%	2/16/27	16,090	14,886
[5]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	7,170	6,840
[5]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	7,710	7,139
[5]	Hyundai Auto Receivables Trust Series 2022-A	2.350%	4/17/28	3,750	3,577
[5]	John Deere Owner Trust Series 2019-B	2.210%	12/15/23	1,234	1,233
[5]	John Deere Owner Trust Series 2020-B	0.510%	11/15/24	5,697	5,595
[5]	John Deere Owner Trust Series 2020-B	0.720%	6/15/27	2,410	2,295
[5]	John Deere Owner Trust Series 2022-A	2.490%	1/16/29	6,800	6,486
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C13	3.994%	1/15/46	2,612	2,603
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	110	110
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	1,250	1,246
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	2,841	2,815
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	1,525	1,445
[5,7]	JP Morgan Mortgage Trust Series 2021-15	3.000%	6/25/52	136,018	121,165
[5,7]	JP Morgan Mortgage Trust Series 2022-1	3.000%	7/25/52	37,495	33,376
[5,7]	JP Morgan Mortgage Trust Series 2022-INV1	3.000%	3/25/52	132,608	118,021
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.363%	7/15/45	1,012	1,006
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	3,137	3,123
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.171%	7/15/45	1,465	1,455
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	369	367
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	4,238	4,233
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	3,930	3,915
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	450	447
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	165	164
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.493%	8/15/47	120	118
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	1,144	1,128
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	15,000	14,755
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	110	107
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	230	225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.329%	11/15/48	6,856	6,774
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	3,489	3,398
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.504%	12/15/48	9,914	9,675
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	5,080	4,962
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.224%	7/15/50	3,830	3,688
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	2,170	2,096
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	895	861
[5]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	400	383
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	360	345
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	3,720	3,611
[5]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	60	59
[5,7]	Kubota Credit Owner Trust Series 2020-1A	1.960%	3/15/24	4,636	4,612
[5,7]	Kubota Credit Owner Trust Series 2020-2A	0.590%	10/15/24	10,685	10,452
[5,7]	Kubota Credit Owner Trust Series 2020-2A	0.730%	6/15/26	3,000	2,835
[5,7]	Kubota Credit Owner Trust Series 2022-1A	2.670%	10/15/26	16,940	16,291
[5,7]	Kubota Credit Owner Trust Series 2022-1A	2.780%	2/15/28	9,680	9,200
[5,7]	Lanark Master Issuer plc Series 2020-1A	2.277%	12/22/69	1,550	1,536
[5,7]	Master Credit Card Trust Series 2021-1A	0.530%	11/21/25	27,400	25,925
[5,7]	Master Credit Card Trust II Series 2022-1A	1.660%	7/21/26	22,370	21,290
[5]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	2,720	2,667
[5]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	15,470	14,980
[5]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	8,120	7,700
[5]	Mercedes-Benz Auto Receivables Trust Series 2018-1	3.150%	10/15/24	4,361	4,366
[5]	Mercedes-Benz Auto Receivables Trust Series 2019-1	2.040%	1/15/26	7,300	7,228
[5]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	5,050	4,813
[5]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	25,280	24,179
[5,7]	MMAF Equipment Finance LLC Series 2016-AA	2.210%	12/15/32	2,660	2,653
[5,7]	MMAF Equipment Finance LLC Series 2017-AA	2.680%	7/16/27	1,389	1,385
[5,7]	MMAF Equipment Finance LLC Series 2018-A	3.390%	1/10/25	2,686	2,682
[5,7]	MMAF Equipment Finance LLC Series 2018-A	3.610%	3/10/42	2,580	2,555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	MMAF Equipment Finance LLC Series 2019-A	3.080%	11/12/41	4,430	4,366
[5,7]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	4,800	4,349
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6	2.858%	11/15/45	424	423
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.209%	7/15/46	5,387	5,367
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	3.960%	8/15/46	1,236	1,231
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	150	149
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	85	85
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	394	394
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.384%	2/15/47	200	199
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	3.773%	4/15/47	1,284	1,276
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	4.051%	4/15/47	2,800	2,791
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	1,738	1,732
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.094%	6/15/47	330	325
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17	3.741%	8/15/47	370	366
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	60	60
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	60	59
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.077%	3/15/48	9,274	9,049
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.451%	7/15/50	8,939	8,743
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	7,440	7,345
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.479%	5/15/48	10,062	9,839
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.372%	10/15/48	2,500	2,445
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	4,848	4,752
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.473%	12/15/47	9,793	9,603
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	2,055	1,985
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.459%	12/15/49	5,311	5,137
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	2,663	2,598
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	1,250	1,207
[5]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	1,260	1,241
[5]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	4,257	4,108
[5]	Morgan Stanley Capital I Trust Series 2015-MS1	3.510%	5/15/48	9,460	9,317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	7,386	7,293
[5]	Morgan Stanley Capital I Trust Series 2016-BNK2	2.791%	11/15/49	1,590	1,507
[5]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	760	726
[5]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	487	461
[5]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	5,373	5,244
[5]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	13,640	12,551
[5]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	2,600	2,218
[5,7,8]	Navient Student Loan Trust Series 2016-6A, 1M USD LIBOR + 0.750%	2.374%	3/25/66	1,696	1,693
[5]	Nissan Auto Lease Trust Series 2020-B	0.490%	1/15/26	3,420	3,372
[5]	Nissan Auto Receivables Owner Trust Series 2018-B	3.160%	12/16/24	3,724	3,730
[5]	Nissan Auto Receivables Owner Trust Series 2019-B	2.500%	11/15/23	1,911	1,911
[5]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	2,500	2,486
[5]	Nissan Auto Receivables Owner Trust Series 2020-A	1.700%	5/17/27	6,910	6,698
[5]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	3,240	3,125
[5,7]	One Bryant Park Trust Series 2019-OBP	2.516%	9/15/54	2,500	2,178
[5,7]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	1,250	1,144
[5,7,8]	Pepper Residential Securities Trust Series 21A, 1M USD LIBOR + 0.880%	2.389%	1/16/60	112	112
[5,7,8]	Pepper Residential Securities Trust No. 22 Series 22A, 1M USD LIBOR + 1.000%	2.612%	6/20/60	1,594	1,587
[5,7,8]	Pepper Residential Securities Trust No. 23 Series 23A, 1M USD LIBOR + 0.950%	2.562%	8/18/60	1,072	1,067
[5,7,8]	PHEAA Student Loan Trust Series 2016-2A, 1M USD LIBOR + 0.950%	2.574%	11/25/65	1,992	1,972
[5,7]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	4,420	4,175
[5,7]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	5,400	5,390
[5,7]	RCKT Mortgage Trust Series 2022-4	3.500%	6/25/52	75,000	68,824
[5,7,8]	RESIMAC Bastille Trust Series 2018-1NCA, 1M USD LIBOR + 0.850%	1.682%	12/5/59	182	182
[5,7,8]	RESIMAC MBS Trust Series 2018-2A, 1M USD LIBOR + 0.850%	2.050%	4/10/50	731	731
[5,7,8]	RESIMAC Premier Series 2018-1A, 1M USD LIBOR + 0.800%	2.000%	11/10/49	67	67
[5,7]	RESIMAC Premier Series 2020-1A	1.274%	2/7/52	1,261	1,260
[5]	Santander Drive Auto Receivables Trust Series 2022-2	2.980%	10/15/26	13,960	13,754
[5]	Santander Drive Auto Receivables Trust Series 2022-3	3.400%	12/15/26	11,990	11,917
[5,7]	Santander Retail Auto Lease Trust Series 2020-A	1.740%	7/20/23	2,678	2,678

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	Santander Retail Auto Lease Trust Series 2020-B	0.650%	12/20/24	4,600	4,431
[5,7]	Santander Retail Auto Lease Trust Series 2021-B	0.510%	8/20/24	22,520	21,676
[5,7]	Santander Retail Auto Lease Trust Series 2021-B	0.540%	6/20/25	5,540	5,260
[5,7]	Santander Retail Auto Lease Trust Series 2021-C	0.590%	3/20/26	10,220	9,703
[5,7]	Santander Retail Auto Lease Trust Series 2022-B	3.280%	11/20/25	22,080	21,824
[5,7]	Santander Retail Auto Lease Trust Series 2022-B	3.330%	10/20/26	11,570	11,397
[5,7]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	100	98
[5,7]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	227	220
[5,7]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	453	447
[5,7]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	786	776
[5,7]	SoFi Professional Loan Program LLC Series 2017-A	2.400%	3/26/40	7	7
[5,7]	SoFi Professional Loan Program LLC Series 2017-B	2.740%	5/25/40	43	43
[5,7]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	74	73
[5,7]	SoFi Professional Loan Program LLC Series 2017-E	2.720%	11/26/40	36	35
[5,7]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	103	101
[5,7]	SoFi Professional Loan Program LLC Series 2018-A	2.950%	2/25/42	40	40
[5]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	23,430	23,276
[5]	Synchrony Credit Card Master Note Trust Series 2017-2	2.620%	10/15/25	6,490	6,494
[5,7]	Tesla Auto Lease Trust Series 2020-A	0.680%	12/20/23	3,444	3,412
[5,7]	Tesla Auto Lease Trust Series 2020-A	0.780%	12/20/23	750	738
[5,7]	Tesla Auto Lease Trust Series 2021-B	0.600%	9/22/25	13,310	12,625
[5,7]	Tesla Auto Lease Trust Series 2021-B	0.630%	9/22/25	6,830	6,446
[5,7]	TMSQ Mortgage Trust Series 2014-1500	3.680%	10/10/36	100	99
[5,7]	Toyota Auto Loan Extended Note Trust Series 2019-1A	2.560%	11/25/31	550	538
[5,7]	Toyota Auto Loan Extended Note Trust Series 2020-1A	1.350%	5/25/33	8,600	8,008
[5,7]	Toyota Auto Loan Extended Note Trust Series 2021-1A	1.070%	2/27/34	23,810	21,515
[5,7]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	24,670	24,465
[5]	Toyota Auto Receivables Owner Trust Series 2018-C	3.130%	2/15/24	6,746	6,753
[5]	Toyota Auto Receivables Owner Trust Series 2019-A	2.910%	7/17/23	3,362	3,365
[5]	Toyota Auto Receivables Owner Trust Series 2019-A	3.000%	5/15/24	3,800	3,804
[5]	Toyota Auto Receivables Owner Trust Series 2019-C	1.910%	9/15/23	5,897	5,896
[5]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	6,600	6,470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Toyota Auto Receivables Owner Trust Series 2020-B	1.660%	9/15/25	4,570	4,439
[5]	Toyota Auto Receivables Owner Trust Series 2020-C	0.570%	10/15/25	4,700	4,469
[5]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	25,380	24,173
[5]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	19,620	17,928
[5]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	12,960	12,377
[5]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	7,930	7,286
[5]	Toyota Auto Receivables Owner Trust Series 2022-A	1.540%	5/17/27	9,540	8,873
[5]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	17,970	17,766
[5]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	7,990	7,826
[5,7]	Toyota Lease Owner Trust Series 2021-A	0.390%	4/22/24	21,350	20,902
[5,7]	Toyota Lease Owner Trust Series 2021-A	0.500%	8/20/25	3,840	3,705
[5,7]	Toyota Lease Owner Trust Series 2021-B	0.420%	10/21/24	18,100	17,474
[5,7]	Trafigura Securitisation Finance plc Series 2021-1A	1.080%	1/15/25	11,570	10,877
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.418%	12/15/50	3,700	3,553
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	2,795	2,707
[5]	UBS Commercial Mortgage Trust Series 2019-C16	3.460%	4/15/52	483	470
[5,7]	UBS-BAMLL Trust Series 2012-WRM	3.663%	6/10/30	140	134
[5]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	220	219
[5]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	150	149
[5]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	30,100	28,457
[5]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	15,980	15,071
[5]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	21,470	20,342
[5]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	1.260%	8/20/26	3,400	3,288
[5]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	19,790	18,976
[5]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	12,800	11,922
[5,7]	Volvo Financial Equipment LLC Series 2020-1A	0.510%	10/15/24	11,217	11,016
[5,7]	Volvo Financial Equipment LLC Series 2020-1A	0.600%	3/15/28	2,300	2,172
[5]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.218%	7/15/46	315	313
[5]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	10	10
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	3,199	3,150
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	2,380	2,343
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	5,285	5,229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	300	283
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	2,139	2,096
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.525%	12/15/49	1,310	1,275
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	1,285	1,239
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	3,825	3,663
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	3,200	3,059
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	3,040	2,940
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	3,160	3,033
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.589%	12/15/50	4,890	4,723
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	396	385
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	4,450	4,424
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	1,095	1,084
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	870	874
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	980	982
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	3.933%	3/15/52	310	306
[5]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	2,850	2,531
[5]	WFRBS Commercial Mortgage Trust Series 2012-C9	3.388%	11/15/45	633	632
[5]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	255	254
[5]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	1,665	1,665
[5]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.829%	3/15/47	1,640	1,631
[5]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	16	16
[5]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	15,000	14,734
[5]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.650%	10/15/57	4,559	4,523
[5]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	925	918
[5]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,190	2,160
[5]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.766%	3/15/47	2,033	2,015
[5]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	2,597	2,591
[5,7]	Wheels Fleet Lease Funding LLC Series 2022-1A	2.470%	10/18/36	5,060	4,947
[5,7]	Wheels SPV 2 LLC Series 2020-1A	0.510%	8/20/29	2,339	2,313
[5,7]	Wheels SPV 2 LLC Series 2020-1A	0.620%	8/20/29	1,700	1,635
[5]	World Omni Auto Receivables Trust Series 2018-D	3.330%	4/15/24	1,918	1,921

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	World Omni Auto Receivables Trust Series 2018-D	3.440%	12/16/24	3,070	3,076
[5]	World Omni Auto Receivables Trust Series 2019-A	3.220%	6/16/25	5,230	5,233
[5]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	7,580	7,282
[5]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	5,400	5,103
[5]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	9,380	9,034
[5]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	13,980	13,406
[5]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	15,840	15,070
[5]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	11,450	10,614
[5]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	9,420	8,967
[5]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	7,570	7,434
[5]	World Omni Automobile Lease Securitization Trust Series 2020-A	1.790%	6/16/25	9,400	9,389
[5]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	4,680	4,557
[5]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	15,660	15,115
[5]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	8,340	7,941
[5]	World Omni Automobile Lease Securitization Trust Series 2022-A	3.210%	2/18/25	3,080	3,047
[5]	World Omni Automobile Lease Securitization Trust Series 2022-A	3.340%	6/15/27	1,840	1,817
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $4,231,632)					4,036,682
Corporate Bonds (24.1%)
Communications (0.7%)
	Comcast Corp.	3.375%	2/15/25	15,000	14,892
	Comcast Corp.	3.375%	8/15/25	15,000	14,823
	Comcast Corp.	3.950%	10/15/25	12,400	12,463
[9]	Comcast Corp.	0.000%	9/14/26	13,316	12,604
	Comcast Corp.	3.150%	2/15/28	28,825	27,476
	Comcast Corp.	4.150%	10/15/28	40,135	40,033
	Comcast Corp.	2.650%	2/1/30	10,970	9,797
	Comcast Corp.	3.400%	4/1/30	11,500	10,778
	Comcast Corp.	1.950%	1/15/31	10,000	8,317
[7]	NTT Finance Corp.	1.162%	4/3/26	34,635	31,175
[7]	NTT Finance Corp.	2.065%	4/3/31	4,335	3,630
[5,9]	Sky Ltd.	2.500%	9/15/26	8,970	9,408
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	13,228	12,859
	Walt Disney Co.	3.375%	11/15/26	2,200	2,150
					210,405
Consumer Discretionary (0.8%)
	Amazon.com Inc.	3.150%	8/22/27	7,000	6,819
	Amazon.com Inc.	1.650%	5/12/28	10,000	8,874
	Amazon.com Inc.	3.600%	4/13/32	10,000	9,638
[5]	American Honda Finance Corp.	0.550%	7/12/24	8,755	8,237
[5]	American Honda Finance Corp.	2.150%	9/10/24	8,750	8,478
[5]	American Honda Finance Corp.	2.350%	1/8/27	25,000	23,279
[5]	American Honda Finance Corp.	1.800%	1/13/31	20,000	16,425

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	2.800%	9/14/27	11,540	11,005
	Home Depot Inc.	1.500%	9/15/28	9,000	7,847
	Home Depot Inc.	3.900%	12/6/28	10,000	10,004
	Home Depot Inc.	2.950%	6/15/29	17,340	16,205
	Home Depot Inc.	2.700%	4/15/30	3,660	3,322
	Home Depot Inc.	1.875%	9/15/31	3,300	2,750
	Home Depot Inc.	3.250%	4/15/32	15,760	14,700
	TJX Cos. Inc.	2.250%	9/15/26	7,870	7,385
	TJX Cos. Inc.	3.875%	4/15/30	10,000	9,756
[5,9]	Toyota Finance Australia Ltd.	0.064%	1/13/25	7,600	7,544
[5]	Toyota Motor Credit Corp.	3.000%	4/1/25	14,000	13,768
[5]	Toyota Motor Credit Corp.	1.125%	6/18/26	40,000	36,135
[5]	Toyota Motor Credit Corp.	1.150%	8/13/27	15,000	13,056
	Toyota Motor Credit Corp.	3.650%	1/8/29	20,000	19,428
[5]	Yale University	1.482%	4/15/30	6,000	5,086
					259,741
Consumer Staples (0.7%)
[9]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	9,760	9,897
	Coca-Cola Co.	3.375%	3/25/27	12,000	11,896
	Coca-Cola Co.	1.000%	3/15/28	6,717	5,795
	Coca-Cola Co.	2.250%	1/5/32	5,000	4,356
	Costco Wholesale Corp.	1.600%	4/20/30	37,777	31,867
	Estee Lauder Cos. Inc.	2.375%	12/1/29	4,750	4,227
	Hershey Co.	2.450%	11/15/29	10,000	8,952
	Hershey Co.	1.700%	6/1/30	5,000	4,192
	Kimberly-Clark Corp.	2.650%	3/1/25	6,906	6,766
	Kimberly-Clark Corp.	1.050%	9/15/27	2,000	1,745
	Kimberly-Clark Corp.	3.100%	3/26/30	10,507	9,862
[5,9]	Nestle Finance International Ltd.	0.000%	11/12/24	8,000	8,071
	PepsiCo Inc.	2.850%	2/24/26	6,674	6,555
[5,9]	PepsiCo Inc.	2.625%	4/28/26	6,883	7,346
	PepsiCo Inc.	2.625%	7/29/29	1,720	1,593
	PepsiCo Inc.	1.625%	5/1/30	11,745	9,960
	Philip Morris International Inc.	1.500%	5/1/25	10,000	9,358
	Philip Morris International Inc.	3.125%	8/17/27	5,000	4,693
	Philip Morris International Inc.	3.375%	8/15/29	2,000	1,803
	Philip Morris International Inc.	2.100%	5/1/30	5,000	4,084
[9]	Procter & Gamble Co.	4.875%	5/11/27	6,883	8,056
[7]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	3,340	3,267
[7]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	7,000	6,622
	Target Corp.	3.375%	4/15/29	870	837
	Target Corp.	2.350%	2/15/30	11,910	10,520
	Target Corp.	2.650%	9/15/30	1,435	1,288
	Unilever Capital Corp.	2.125%	9/6/29	21,050	18,538
[5,9]	Unilever Finance Netherlands BV	1.250%	3/25/25	7,600	7,811
					209,957
Energy (1.0%)
	BP Capital Markets America Inc.	3.790%	2/6/24	5,950	5,978
	BP Capital Markets America Inc.	3.194%	4/6/25	8,475	8,377
	BP Capital Markets America Inc.	3.796%	9/21/25	4,935	4,949
	BP Capital Markets America Inc.	3.410%	2/11/26	15,500	15,213
[5]	BP Capital Markets America Inc.	3.119%	5/4/26	19,465	18,835
[5]	BP Capital Markets America Inc.	3.017%	1/16/27	2,630	2,510
	BP Capital Markets America Inc.	4.234%	11/6/28	8,000	7,949
	BP Capital Markets America Inc.	1.749%	8/10/30	8,930	7,338
	BP Capital Markets plc	3.279%	9/19/27	13,162	12,609
	BP Capital Markets plc	3.723%	11/28/28	2,095	2,030

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chevron Corp.	1.554%	5/11/25	8,810	8,353
	Chevron Corp.	2.954%	5/16/26	5,490	5,364
	Chevron Corp.	1.995%	5/11/27	19,000	17,513
	Chevron Corp.	2.236%	5/11/30	1,300	1,144
	Chevron USA Inc.	3.850%	1/15/28	5,870	5,839
[7]	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,001
[9]	Exxon Mobil Corp.	0.142%	6/26/24	7,800	7,917
	Exxon Mobil Corp.	2.992%	3/19/25	26,140	25,758
	Exxon Mobil Corp.	3.043%	3/1/26	5,275	5,178
[7]	Harvest Operations Corp.	4.200%	6/1/23	8,000	8,058
[5]	Harvest Operations Corp.	1.000%	4/26/24	14,000	13,341
[7]	Petronas Capital Ltd.	3.500%	4/21/30	1,993	1,879
[5]	Petronas Capital Ltd.	3.500%	4/21/30	3,000	2,818
[5]	Petronas Energy Canada Ltd.	2.112%	3/23/28	18,860	17,033
[7]	SA Global Sukuk Ltd.	0.946%	6/17/24	8,084	7,632
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	4,350	4,046
	Shell International Finance BV	3.250%	5/11/25	24,880	24,637
[5,9]	Shell International Finance BV	2.500%	3/24/26	6,883	7,290
	Shell International Finance BV	2.875%	5/10/26	2,805	2,714
	Shell International Finance BV	3.875%	11/13/28	2,135	2,107
	Shell International Finance BV	2.375%	11/7/29	29,195	25,786
	TotalEnergies Capital International SA	2.434%	1/10/25	10,450	10,155
	TotalEnergies Capital International SA	3.455%	2/19/29	12,590	11,998
	TotalEnergies Capital International SA	2.829%	1/10/30	10,295	9,331
					312,680
Financials (14.8%)
	Aflac Inc.	1.125%	3/15/26	3,375	3,048
	Allstate Corp.	0.750%	12/15/25	2,000	1,799
	Allstate Corp.	1.450%	12/15/30	5,000	3,968
	American Express Co.	3.700%	8/3/23	35,905	36,037
	American Express Co.	3.400%	2/22/24	11,135	11,110
	American Express Co.	3.375%	5/3/24	11,456	11,381
	American Express Co.	3.000%	10/30/24	18,265	17,930
	American Express Co.	2.250%	3/4/25	16,000	15,406
	American Express Co.	2.550%	3/4/27	15,400	14,355
	American Express Co.	4.050%	5/3/29	19,800	19,455
	Ameriprise Financial Inc.	3.000%	4/2/25	30,000	29,328
[7]	Athene Global Funding	0.914%	8/19/24	4,880	4,527
	Banco Santander SA	4.379%	4/12/28	2,585	2,487
	Banco Santander SA	3.306%	6/27/29	5,800	5,272
[5]	Bank of America Corp.	2.816%	7/21/23	44,800	44,791
[5]	Bank of America Corp.	3.004%	12/20/23	27,480	27,384
[5]	Bank of America Corp.	4.125%	1/22/24	10,000	10,114
[5]	Bank of America Corp.	3.550%	3/5/24	102,080	101,830
[5]	Bank of America Corp.	3.864%	7/23/24	33,950	33,799
	Bank of America Corp.	1.843%	2/4/25	21,000	20,258
[5]	Bank of America Corp.	3.458%	3/15/25	22,500	22,213
	Bank of America Corp.	0.976%	4/22/25	19,688	18,521
[5]	Bank of America Corp.	3.875%	8/1/25	9,582	9,550
[5]	Bank of America Corp.	0.981%	9/25/25	13,670	12,672
[5]	Bank of America Corp.	3.366%	1/23/26	44,735	43,317
[5]	Bank of America Corp.	2.015%	2/13/26	10,000	9,353
[5]	Bank of America Corp.	3.384%	4/2/26	47,300	45,849
[5]	Bank of America Corp.	3.500%	4/19/26	3,998	3,897
[5]	Bank of America Corp.	1.319%	6/19/26	10,890	9,906
[5]	Bank of America Corp.	3.559%	4/23/27	2,777	2,663
	Bank of America Corp.	1.734%	7/22/27	28,000	24,955
[5]	Bank of America Corp.	3.824%	1/20/28	37,156	35,626

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	2.551%	2/4/28	14,330	13,040
[5]	Bank of America Corp.	3.705%	4/24/28	5,800	5,525
	Bank of America Corp.	4.376%	4/27/28	4,500	4,434
[5]	Bank of America Corp.	3.419%	12/20/28	34,922	32,528
[5]	Bank of America Corp.	3.970%	3/5/29	3,000	2,862
[5]	Bank of America Corp.	2.087%	6/14/29	23,300	19,953
[5]	Bank of America Corp.	3.974%	2/7/30	1,960	1,841
[5]	Bank of America Corp.	3.194%	7/23/30	23,795	21,284
[5]	Bank of America Corp.	2.884%	10/22/30	17,816	15,583
[5]	Bank of America Corp.	2.496%	2/13/31	75	63
[5]	Bank of America Corp.	2.592%	4/29/31	7,500	6,361
[5]	Bank of America Corp.	1.898%	7/23/31	19,543	15,636
[5]	Bank of America Corp.	1.922%	10/24/31	5,000	3,985
	Bank of America Corp.	2.687%	4/22/32	13,800	11,596
	Bank of America Corp.	2.299%	7/21/32	25,200	20,369
	Bank of America Corp.	4.571%	4/27/33	22,100	21,508
[5]	Bank of Montreal	3.300%	2/5/24	33,960	33,884
[5]	Bank of Montreal	0.625%	7/9/24	20,000	18,816
[5]	Bank of Montreal	1.250%	9/15/26	11,520	10,210
[5]	Bank of Montreal	2.650%	3/8/27	11,900	11,038
[5]	Bank of New York Mellon Corp.	1.600%	4/24/25	12,400	11,665
[5]	Bank of New York Mellon Corp.	2.450%	8/17/26	2,825	2,670
[5]	Bank of New York Mellon Corp.	3.250%	5/16/27	21,080	20,459
[5]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,827	7,564
	Bank of Nova Scotia	0.400%	9/15/23	23,300	22,509
	Bank of Nova Scotia	0.700%	4/15/24	9,713	9,208
	Bank of Nova Scotia	2.200%	2/3/25	9,530	9,128
	Bank of Nova Scotia	3.450%	4/11/25	23,000	22,691
	Bank of Nova Scotia	1.050%	3/2/26	14,350	12,820
	Bank of Nova Scotia	1.350%	6/24/26	5,000	4,482
	Bank of Nova Scotia	2.700%	8/3/26	7,520	7,099
	Bank of Nova Scotia	1.300%	9/15/26	7,200	6,389
[7]	Bank of Nova Scotia	1.188%	10/13/26	15,910	14,372
	Bank of Nova Scotia	2.150%	8/1/31	10,000	8,174
	Bank of Nova Scotia	2.450%	2/2/32	5,000	4,152
[7]	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	37,330	37,331
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	10,700	9,595
[9]	Berkshire Hathaway Inc.	0.000%	3/12/25	7,600	7,550
	BlackRock Inc.	3.250%	4/30/29	3,750	3,539
	BlackRock Inc.	2.400%	4/30/30	3,000	2,626
	BlackRock Inc.	1.900%	1/28/31	2,800	2,322
[7]	BPCE SA	1.000%	1/20/26	13,385	11,892
	Brookfield Finance Inc.	4.350%	4/15/30	2,340	2,234
[5]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	8,335	8,334
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	18,736	18,390
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	9,975	8,902
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	9,000	8,173
	Cboe Global Markets Inc.	1.625%	12/15/30	7,008	5,619
	Cboe Global Markets Inc.	3.000%	3/16/32	9,500	8,487
	Charles Schwab Corp.	3.625%	4/1/25	3,670	3,662
	Charles Schwab Corp.	0.900%	3/11/26	7,000	6,291
	Charles Schwab Corp.	3.200%	3/2/27	10,000	9,672
	Charles Schwab Corp.	2.450%	3/3/27	23,980	22,376
	Charles Schwab Corp.	3.300%	4/1/27	4,574	4,438
	Charles Schwab Corp.	3.200%	1/25/28	4,143	3,963
	Charles Schwab Corp.	4.000%	2/1/29	8,980	8,834
	Charles Schwab Corp.	3.250%	5/22/29	6,955	6,472
	Charles Schwab Corp.	4.625%	3/22/30	800	810

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charles Schwab Corp.	2.900%	3/3/32	9,500	8,356
	Chubb INA Holdings Inc.	3.350%	5/15/24	25,075	25,008
	Chubb INA Holdings Inc.	3.150%	3/15/25	4,485	4,402
	Chubb INA Holdings Inc.	3.350%	5/3/26	5,000	4,889
	Chubb INA Holdings Inc.	1.375%	9/15/30	16,500	13,189
[5]	Citigroup Inc.	2.876%	7/24/23	20,000	19,990
[5]	Citigroup Inc.	1.678%	5/15/24	38,445	37,705
	Citigroup Inc.	0.981%	5/1/25	10,415	9,758
	Citigroup Inc.	1.281%	11/3/25	3,300	3,067
	Citigroup Inc.	2.014%	1/25/26	5,300	4,969
	Citigroup Inc.	3.200%	10/21/26	3,310	3,149
	Citigroup Inc.	1.462%	6/9/27	16,080	14,211
[5]	Citigroup Inc.	2.666%	1/29/31	8,380	7,117
[5]	Citigroup Inc.	2.572%	6/3/31	5,000	4,206
	Citigroup Inc.	3.057%	1/25/33	6,000	5,096
	Citigroup Inc.	4.910%	5/24/33	10,000	9,871
	CME Group Inc.	2.650%	3/15/32	15,300	13,512
[5,9]	Cooperatieve Rabobank UA	0.625%	2/27/24	7,300	7,505
	Credit Suisse AG	1.000%	5/5/23	14,470	14,161
[5]	Credit Suisse AG	3.625%	9/9/24	8,000	7,852
	Credit Suisse AG	3.700%	2/21/25	10,400	10,181
	Credit Suisse AG	2.950%	4/9/25	23,500	22,489
[5,9]	Credit Suisse AG	1.500%	4/10/26	7,600	7,426
[7]	Danske Bank A/S	1.549%	9/10/27	5,031	4,415
[7]	DNB Bank ASA	1.535%	5/25/27	10,000	8,930
[5]	First Republic Bank	1.912%	2/12/24	13,330	13,172
	Franklin Resources Inc.	1.600%	10/30/30	5,000	3,926
[7]	GA Global Funding Trust	1.000%	4/8/24	4,655	4,389
[7]	GA Global Funding Trust	1.625%	1/15/26	3,716	3,346
	Goldman Sachs Group Inc.	3.625%	1/22/23	295	297
	Goldman Sachs Group Inc.	3.200%	2/23/23	10,000	10,003
[5]	Goldman Sachs Group Inc.	2.905%	7/24/23	4,750	4,749
[5]	Goldman Sachs Group Inc.	0.627%	11/17/23	16,250	16,017
	Goldman Sachs Group Inc.	0.673%	3/8/24	25,000	24,433
	Goldman Sachs Group Inc.	3.000%	3/15/24	2,500	2,468
[5]	Goldman Sachs Group Inc.	0.657%	9/10/24	45,375	43,454
	Goldman Sachs Group Inc.	0.925%	10/21/24	10,650	10,197
	Goldman Sachs Group Inc.	3.500%	1/23/25	5,675	5,610
	Goldman Sachs Group Inc.	1.757%	1/24/25	26,935	25,918
	Goldman Sachs Group Inc.	3.750%	5/22/25	8,560	8,465
[5,9]	Goldman Sachs Group Inc.	2.875%	6/3/26	4,650	4,821
	Goldman Sachs Group Inc.	1.542%	9/10/27	15,000	13,166
	Goldman Sachs Group Inc.	1.992%	1/27/32	8,820	6,974
	Goldman Sachs Group Inc.	2.615%	4/22/32	6,600	5,476
	Goldman Sachs Group Inc.	2.650%	10/21/32	5,600	4,616
[5]	HSBC Holdings plc	3.950%	5/18/24	13,280	13,225
	HSBC Holdings plc	1.162%	11/22/24	10,600	10,130
[5]	HSBC Holdings plc	3.803%	3/11/25	1,605	1,583
	HSBC Holdings plc	0.976%	5/24/25	24,000	22,392
[5]	HSBC Holdings plc	2.633%	11/7/25	26,491	25,264
	HSBC Holdings plc	4.300%	3/8/26	4,840	4,793
	HSBC Holdings plc	2.999%	3/10/26	9,200	8,778
[5]	HSBC Holdings plc	1.645%	4/18/26	10,440	9,577
	HSBC Holdings plc	3.900%	5/25/26	3,650	3,573
[5]	HSBC Holdings plc	2.099%	6/4/26	25,000	23,122
[5]	HSBC Holdings plc	4.292%	9/12/26	10,050	9,831
	HSBC Holdings plc	1.589%	5/24/27	13,330	11,720
	HSBC Holdings plc	2.251%	11/22/27	6,200	5,524

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	HSBC Holdings plc	4.041%	3/13/28	28,181	26,769
	HSBC Holdings plc	4.755%	6/9/28	5,500	5,348
[5]	HSBC Holdings plc	2.013%	9/22/28	25,000	21,392
[5]	HSBC Holdings plc	4.583%	6/19/29	18,855	18,159
	HSBC Holdings plc	2.206%	8/17/29	10,000	8,399
	HSBC Holdings plc	4.950%	3/31/30	10,000	9,874
[5]	HSBC Holdings plc	2.357%	8/18/31	7,440	6,039
	HSBC Holdings plc	2.804%	5/24/32	10,000	8,210
	HSBC Holdings plc	2.871%	11/22/32	4,000	3,276
[5]	Huntington National Bank	3.550%	10/6/23	10,000	9,992
	ING Groep NV	4.100%	10/2/23	7,850	7,876
	Intercontinental Exchange Inc.	4.000%	9/15/27	5,700	5,607
	Intercontinental Exchange Inc.	4.350%	6/15/29	19,900	19,622
	Intercontinental Exchange Inc.	4.600%	3/15/33	12,500	12,426
	Invesco Finance plc	4.000%	1/30/24	12,165	12,174
	Invesco Finance plc	3.750%	1/15/26	1,897	1,871
	JPMorgan Chase & Co.	2.700%	5/18/23	6,106	6,074
	JPMorgan Chase & Co.	3.875%	2/1/24	4,000	4,025
[5]	JPMorgan Chase & Co.	3.559%	4/23/24	60,810	60,640
[5]	JPMorgan Chase & Co.	1.514%	6/1/24	30,000	29,252
[5]	JPMorgan Chase & Co.	4.023%	12/5/24	15,235	15,185
	JPMorgan Chase & Co.	3.125%	1/23/25	14,156	13,960
	JPMorgan Chase & Co.	0.563%	2/16/25	10,125	9,546
[5]	JPMorgan Chase & Co.	3.220%	3/1/25	54,505	53,550
	JPMorgan Chase & Co.	0.824%	6/1/25	15,020	14,053
	JPMorgan Chase & Co.	0.969%	6/23/25	13,500	12,624
	JPMorgan Chase & Co.	3.900%	7/15/25	14,605	14,672
[5]	JPMorgan Chase & Co.	2.301%	10/15/25	12,250	11,676
	JPMorgan Chase & Co.	1.561%	12/10/25	11,000	10,303
[5]	JPMorgan Chase & Co.	2.005%	3/13/26	4,650	4,354
[5]	JPMorgan Chase & Co.	2.083%	4/22/26	39,500	37,007
	JPMorgan Chase & Co.	3.200%	6/15/26	11,430	11,081
	JPMorgan Chase & Co.	1.045%	11/19/26	20,000	17,800
	JPMorgan Chase & Co.	4.125%	12/15/26	8,190	8,130
	JPMorgan Chase & Co.	1.040%	2/4/27	25,000	22,097
	JPMorgan Chase & Co.	1.578%	4/22/27	10,000	8,926
	JPMorgan Chase & Co.	1.470%	9/22/27	12,000	10,527
[5]	JPMorgan Chase & Co.	3.782%	2/1/28	3,910	3,752
	JPMorgan Chase & Co.	2.947%	2/24/28	4,685	4,341
[5]	JPMorgan Chase & Co.	3.540%	5/1/28	21,840	20,690
[5]	JPMorgan Chase & Co.	3.509%	1/23/29	8,575	8,027
[5]	JPMorgan Chase & Co.	4.005%	4/23/29	16,335	15,662
	JPMorgan Chase & Co.	2.069%	6/1/29	12,500	10,749
[5]	JPMorgan Chase & Co.	4.452%	12/5/29	37,465	36,471
[5]	JPMorgan Chase & Co.	3.702%	5/6/30	4,600	4,284
[5]	JPMorgan Chase & Co.	2.739%	10/15/30	20,000	17,437
[5]	JPMorgan Chase & Co.	4.493%	3/24/31	12,900	12,598
	JPMorgan Chase & Co.	1.764%	11/19/31	5,000	3,958
	JPMorgan Chase & Co.	2.580%	4/22/32	10,000	8,420
	JPMorgan Chase & Co.	4.586%	4/26/33	8,790	8,643
	Lloyds Banking Group plc	4.050%	8/16/23	15,000	15,047
	Lloyds Banking Group plc	3.900%	3/12/24	5,000	4,988
[7]	LSEGA Financing plc	0.650%	4/6/24	5,000	4,720
[7]	Macquarie Group Ltd.	1.340%	1/12/27	9,270	8,170
[7]	Macquarie Group Ltd.	1.629%	9/23/27	4,865	4,237
[5]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	3,700	3,624
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	5,000	4,941
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	5,800	4,896

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	MassMutual Global Funding II	2.950%	1/11/25	2,500	2,451
	Mastercard Inc.	2.000%	3/3/25	14,133	13,629
	Mastercard Inc.	2.950%	11/21/26	22,315	21,754
	Mastercard Inc.	2.950%	6/1/29	11,000	10,315
	Mastercard Inc.	2.000%	11/18/31	5,850	4,944
[5]	MDGH GMTN RSC Ltd.	2.500%	11/7/24	624	605
	MetLife Inc.	4.550%	3/23/30	13,076	13,184
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	14,290	14,291
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	11,599	11,601
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	5,000	4,995
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	1,025	1,015
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	4,500	4,468
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	14,640	14,265
[5]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	33,375	32,148
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	4,847	4,604
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	45,530	45,208
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	11,555	10,624
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	20,165	18,831
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	13,300	12,331
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	1,807	1,691
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	10,800	9,540
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	11,500	10,141
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	6,550	6,167
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	8,000	7,220
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	15,000	12,216
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	7,000	5,780
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	10,000	8,502
[7]	Mizuho Bank Ltd.	3.600%	9/25/24	6,300	6,264
[5]	Mizuho Financial Group Inc.	1.241%	7/10/24	17,100	16,621
[5]	Mizuho Financial Group Inc.	2.555%	9/13/25	5,000	4,794
[7]	Mizuho Financial Group Inc.	3.477%	4/12/26	12,178	11,703
	Mizuho Financial Group Inc.	1.234%	5/22/27	6,167	5,389
	Mizuho Financial Group Inc.	1.554%	7/9/27	8,000	7,034
	Mizuho Financial Group Inc.	4.018%	3/5/28	2,250	2,153
[5]	Mizuho Financial Group Inc.	3.153%	7/16/30	5,400	4,800
[5]	Mizuho Financial Group Inc.	2.869%	9/13/30	4,000	3,480
[5]	Mizuho Financial Group Inc.	2.201%	7/10/31	5,000	4,065
	Mizuho Financial Group Inc.	2.260%	7/9/32	8,000	6,390
[5]	Morgan Stanley	0.529%	1/25/24	21,430	21,024
	Morgan Stanley	0.731%	4/5/24	21,355	20,835
[5]	Morgan Stanley	3.875%	4/29/24	17,649	17,699
	Morgan Stanley	0.790%	5/30/25	21,800	20,312
[5]	Morgan Stanley	2.720%	7/22/25	8,670	8,364
[5]	Morgan Stanley	4.000%	7/23/25	6,355	6,357
[5]	Morgan Stanley	0.864%	10/21/25	5,200	4,799
[5]	Morgan Stanley	3.875%	1/27/26	8,000	7,892
[9]	Morgan Stanley	2.103%	5/8/26	4,222	4,335
	Morgan Stanley	3.625%	1/20/27	3,625	3,518
	Morgan Stanley	1.593%	5/4/27	3,575	3,189
	Morgan Stanley	2.475%	1/21/28	11,900	10,824
[5]	Morgan Stanley	3.622%	4/1/31	10,000	9,194
[5]	Morgan Stanley	1.928%	4/28/32	1,285	1,019
[5]	Morgan Stanley	2.239%	7/21/32	21,500	17,470
[7]	Nationwide Building Society	1.000%	8/28/25	10,580	9,607
[7]	New York Life Global Funding	1.850%	8/1/31	5,000	4,061
[7]	NongHyup Bank	1.250%	7/28/26	20,000	18,006
[6,7]	NongHyup Bank	4.250%	7/6/27	17,500	17,509
	Northern Trust Corp.	4.000%	5/10/27	15,400	15,509

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Nuveen Finance LLC	4.125%	11/1/24	20,000	19,890
[5]	PNC Bank NA	2.950%	2/23/25	12,514	12,197
[5]	PNC Bank NA	3.100%	10/25/27	17,317	16,441
[5]	PNC Bank NA	3.250%	1/22/28	6,245	5,952
	PNC Financial Services Group Inc.	2.854%	11/9/22	1,335	1,335
	PNC Financial Services Group Inc.	3.500%	1/23/24	7,930	7,932
	PNC Financial Services Group Inc.	2.600%	7/23/26	2,820	2,669
	PNC Financial Services Group Inc.	3.150%	5/19/27	4,000	3,816
	PNC Financial Services Group Inc.	3.450%	4/23/29	11,370	10,627
	PNC Financial Services Group Inc.	2.550%	1/22/30	5,000	4,349
	Progressive Corp.	2.500%	3/15/27	6,700	6,322
	Progressive Corp.	3.200%	3/26/30	8,620	8,007
	Progressive Corp.	3.000%	3/15/32	3,300	2,975
[5]	Prudential Financial Inc.	1.500%	3/10/26	4,500	4,131
	Prudential plc	3.125%	4/14/30	3,500	3,209
[5]	Royal Bank of Canada	3.700%	10/5/23	7,665	7,713
[5]	Royal Bank of Canada	2.550%	7/16/24	13,603	13,294
[5]	Royal Bank of Canada	0.750%	10/7/24	22,907	21,373
[5]	Royal Bank of Canada	2.250%	11/1/24	20,306	19,624
	Royal Bank of Canada	3.375%	4/14/25	10,400	10,261
[5]	Royal Bank of Canada	1.150%	6/10/25	10,000	9,252
	Royal Bank of Canada	1.200%	4/27/26	17,540	15,758
[5]	Royal Bank of Canada	1.150%	7/14/26	18,870	16,841
[5]	Royal Bank of Canada	1.400%	11/2/26	6,500	5,772
[5]	Royal Bank of Canada	2.050%	1/21/27	1,400	1,277
	Royal Bank of Canada	3.625%	5/4/27	6,700	6,509
	Royal Bank of Canada	3.875%	5/4/32	7,300	6,945
	State Street Corp.	3.550%	8/18/25	2,630	2,617
[5]	State Street Corp.	2.354%	11/1/25	1,400	1,347
	State Street Corp.	2.400%	1/24/30	6,970	6,076
	State Street Corp.	3.152%	3/30/31	11,280	10,199
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	16,022	16,028
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	3,970	3,972
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	39,186	38,170
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	11,660	11,155
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	23,595	21,731
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	14,962	13,995
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	14,400	12,737
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,290	9,871
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	1,980	1,883
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	1,000	946
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	4,040	3,827
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	17,400	14,756
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	2,850	2,788
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	13,550	12,073
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	12,030	10,485
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	10,000	8,234
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	13,900	11,244
[7]	Svenska Handelsbanken AB	0.625%	6/30/23	7,000	6,804
[7]	Svenska Handelsbanken AB	3.950%	6/10/27	23,250	22,821
[7]	Svenska Handelsbanken AB	1.418%	6/11/27	5,400	4,815
[5]	Toronto-Dominion Bank	0.750%	6/12/23	20,384	19,782
	Toronto-Dominion Bank	0.550%	3/4/24	16,780	15,967
[5]	Toronto-Dominion Bank	2.350%	3/8/24	38,298	37,512
[5]	Toronto-Dominion Bank	2.650%	6/12/24	3,434	3,370
	Toronto-Dominion Bank	3.766%	6/6/25	34,400	34,205
[5]	Toronto-Dominion Bank	1.150%	6/12/25	43,550	40,217
[5]	Toronto-Dominion Bank	0.750%	9/11/25	16,000	14,444

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Toronto-Dominion Bank	1.250%	9/10/26	12,880	11,434
[5]	Toronto-Dominion Bank	2.800%	3/10/27	27,500	25,744
	Toronto-Dominion Bank	4.108%	6/8/27	26,700	26,420
[5]	Toronto-Dominion Bank	2.000%	9/10/31	15,000	12,198
[5]	Toronto-Dominion Bank	3.625%	9/15/31	1,250	1,203
[5]	Toronto-Dominion Bank	3.200%	3/10/32	37,600	33,542
	Toronto-Dominion Bank	4.456%	6/8/32	16,785	16,597
[5]	Truist Bank	2.150%	12/6/24	44,575	42,976
[5]	Truist Bank	1.500%	3/10/25	7,500	7,079
[5]	Truist Bank	4.050%	11/3/25	34,710	34,847
[5]	Truist Bank	2.250%	3/11/30	5,950	4,983
[5]	Truist Financial Corp.	3.750%	12/6/23	15,600	15,699
[5]	Truist Financial Corp.	2.500%	8/1/24	56,382	55,034
[5]	Truist Financial Corp.	1.200%	8/5/25	8,030	7,391
[5]	Truist Financial Corp.	1.267%	3/2/27	6,620	5,945
[7]	UBS AG	0.375%	6/1/23	8,000	7,746
[7]	UBS AG	0.450%	2/9/24	15,000	14,250
[7]	UBS Group AG	2.859%	8/15/23	26,640	26,630
[7]	UBS Group AG	4.125%	9/24/25	7,590	7,529
[7]	UBS Group AG	4.125%	4/15/26	1,500	1,478
[5,9]	US Bancorp	0.850%	6/7/24	15,108	15,359
	US Bancorp	1.450%	5/12/25	31,180	29,277
[5]	US Bancorp	3.950%	11/17/25	9,450	9,495
[5]	US Bancorp	3.150%	4/27/27	8,000	7,701
[5]	US Bancorp	3.000%	7/30/29	3,000	2,727
[5]	US Bancorp	1.375%	7/22/30	10,000	7,967
[5]	US Bank NA	2.050%	1/21/25	13,010	12,480
[5]	US Bank NA	2.800%	1/27/25	3,900	3,811
[7]	USAA Capital Corp.	1.500%	5/1/23	1,580	1,556
[7]	USAA Capital Corp.	2.125%	5/1/30	2,400	2,072
	Visa Inc.	3.150%	12/14/25	49,590	48,951
[9]	Visa Inc.	1.500%	6/15/26	9,350	9,578
[5]	Wells Fargo & Co.	3.750%	1/24/24	18,285	18,320
[5,9]	Wells Fargo & Co.	0.500%	4/26/24	15,280	15,507
[5]	Wells Fargo & Co.	1.654%	6/2/24	5,000	4,884
[5]	Wells Fargo & Co.	3.000%	2/19/25	24,070	23,543
[5]	Wells Fargo & Co.	0.805%	5/19/25	9,255	8,665
[5]	Wells Fargo & Co.	2.406%	10/30/25	14,968	14,273
[5]	Wells Fargo & Co.	2.164%	2/11/26	7,000	6,590
	Wells Fargo & Co.	3.000%	4/22/26	20,000	19,044
[5]	Wells Fargo & Co.	2.188%	4/30/26	10,000	9,375
	Wells Fargo & Co.	3.000%	10/23/26	16,620	15,693
[5]	Wells Fargo & Co.	3.196%	6/17/27	7,100	6,730
[5]	Wells Fargo & Co.	3.526%	3/24/28	12,000	11,387
[5]	Wells Fargo & Co.	3.584%	5/22/28	10,500	9,945
[5]	Wells Fargo & Co.	2.393%	6/2/28	9,270	8,308
[5]	Wells Fargo & Co.	4.150%	1/24/29	8,575	8,290
[5]	Wells Fargo & Co.	2.879%	10/30/30	700	616
[5]	Wells Fargo & Co.	2.572%	2/11/31	5,000	4,299
[7]	Westpac Banking Corp.	1.552%	9/30/26	15,440	14,254
	Westpac Banking Corp.	3.350%	3/8/27	1,170	1,132
	Westpac Banking Corp.	1.953%	11/20/28	11,300	9,855
[5,9]	Westpac Securities NZ Ltd.	0.427%	12/14/26	6,800	6,422
					4,660,954
Health Care (1.2%)
	Abbott Laboratories	2.950%	3/15/25	9,405	9,285
[5]	Ascension Health	2.532%	11/15/29	2,500	2,250
	Bristol-Myers Squibb Co.	2.750%	2/15/23	24,000	24,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	3.200%	6/15/26	17,455	17,227
	Bristol-Myers Squibb Co.	3.900%	2/20/28	12,289	12,310
	Bristol-Myers Squibb Co.	3.400%	7/26/29	14,690	14,191
	Bristol-Myers Squibb Co.	1.450%	11/13/30	13,160	10,808
	Bristol-Myers Squibb Co.	2.950%	3/15/32	21,000	19,276
[5]	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,703
[7]	CSL Finance plc	4.250%	4/27/32	13,335	13,039
	Eli Lilly & Co.	3.375%	3/15/29	8,803	8,579
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	14,500	14,430
	GlaxoSmithKline Capital plc	3.375%	6/1/29	12,762	12,307
	Johnson & Johnson	2.950%	3/3/27	385	376
	Johnson & Johnson	2.900%	1/15/28	12,444	12,027
	Merck & Co. Inc.	3.400%	3/7/29	27,015	26,156
	Merck & Co. Inc.	1.450%	6/24/30	12,925	10,736
	Merck & Co. Inc.	2.150%	12/10/31	10,830	9,323
[5]	Mercy Health	4.302%	7/1/28	7,000	7,038
	Novartis Capital Corp.	2.000%	2/14/27	13,000	12,101
	Novartis Capital Corp.	2.200%	8/14/30	27,712	24,439
	Pfizer Inc.	3.450%	3/15/29	13,000	12,644
	Pfizer Inc.	2.625%	4/1/30	8,500	7,760
[5]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	278	265
[5]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	4,425
[7]	Roche Holdings Inc.	2.625%	5/15/26	1,000	961
[7]	Roche Holdings Inc.	1.930%	12/13/28	22,500	19,946
[5]	SSM Health Care Corp.	3.688%	6/1/23	13,150	13,157
	UnitedHealth Group Inc.	0.550%	5/15/24	14,400	13,717
	UnitedHealth Group Inc.	1.250%	1/15/26	6,810	6,285
	UnitedHealth Group Inc.	3.850%	6/15/28	8,630	8,589
	UnitedHealth Group Inc.	3.875%	12/15/28	8,345	8,300
	UnitedHealth Group Inc.	2.875%	8/15/29	1,101	1,018
	UnitedHealth Group Inc.	2.300%	5/15/31	11,500	9,958
					368,626
Industrials (1.1%)
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	12,423	12,441
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	3,575	3,591
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	7,535	7,375
[5]	CSX Transportation Inc.	6.251%	1/15/23	92	93
	Emerson Electric Co.	1.800%	10/15/27	879	787
	Emerson Electric Co.	2.000%	12/21/28	17,890	15,794
	General Dynamics Corp.	3.250%	4/1/25	22,061	21,879
	General Dynamics Corp.	3.500%	5/15/25	3,754	3,744
	General Dynamics Corp.	2.125%	8/15/26	4,694	4,402
	General Dynamics Corp.	3.500%	4/1/27	16,745	16,461
	General Dynamics Corp.	2.625%	11/15/27	31,170	29,139
	General Dynamics Corp.	3.750%	5/15/28	5,580	5,491
	General Dynamics Corp.	3.625%	4/1/30	4,100	3,972
	General Dynamics Corp.	2.250%	6/1/31	5,000	4,365
	Honeywell International Inc.	1.100%	3/1/27	21,075	18,748
	Illinois Tool Works Inc.	2.650%	11/15/26	7,640	7,306
[5]	John Deere Capital Corp.	2.650%	6/24/24	4,600	4,550
	John Deere Capital Corp.	3.400%	6/6/25	10,625	10,591
[5]	John Deere Capital Corp.	1.050%	6/17/26	37,500	33,951
[5]	John Deere Capital Corp.	2.250%	9/14/26	3,790	3,565
[5]	John Deere Capital Corp.	2.350%	3/8/27	13,070	12,265
[5]	John Deere Capital Corp.	2.000%	6/17/31	25,000	21,236
	John Deere Capital Corp.	3.900%	6/7/32	2,665	2,634

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lockheed Martin Corp.	1.850%	6/15/30	5,895	5,032
	Lockheed Martin Corp.	3.900%	6/15/32	14,670	14,473
	Precision Castparts Corp.	2.500%	1/15/23	10,440	10,433
	Rockwell Automation Inc.	1.750%	8/15/31	7,500	6,137
[7]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	58,305	52,790
	United Parcel Service Inc.	3.400%	3/15/29	5,000	4,822
					338,067
Materials (0.2%)
[7]	Georgia-Pacific LLC	0.950%	5/15/26	50,855	45,115
	Linde Inc.	1.100%	8/10/30	12,430	9,957
[7]	SABIC Capital II BV	4.000%	10/10/23	17,612	17,657
					72,729
Real Estate (0.7%)
[5]	AvalonBay Communities Inc.	3.350%	5/15/27	2,960	2,833
[5]	AvalonBay Communities Inc.	3.200%	1/15/28	2,250	2,123
	AvalonBay Communities Inc.	1.900%	12/1/28	5,000	4,349
[5]	AvalonBay Communities Inc.	2.300%	3/1/30	5,000	4,304
	Camden Property Trust	4.875%	6/15/23	5,935	5,967
	Camden Property Trust	4.250%	1/15/24	16,018	16,066
	Camden Property Trust	3.500%	9/15/24	435	428
	ERP Operating LP	2.850%	11/1/26	3,000	2,843
	ERP Operating LP	4.150%	12/1/28	11,480	11,238
	ERP Operating LP	3.000%	7/1/29	8,120	7,361
	ERP Operating LP	2.500%	2/15/30	1,500	1,311
	ERP Operating LP	1.850%	8/1/31	4,750	3,897
	Prologis LP	2.125%	4/15/27	3,600	3,299
	Prologis LP	1.250%	10/15/30	10,000	7,943
	Public Storage	1.850%	5/1/28	5,710	4,956
	Public Storage	1.950%	11/9/28	3,500	3,027
	Public Storage	3.385%	5/1/29	11,800	10,959
	Public Storage	2.300%	5/1/31	9,170	7,712
[8]	Public Storage, SOFR + 0.470%	1.294%	4/23/24	14,690	14,607
	Realty Income Corp.	3.875%	4/15/25	18,632	18,555
	Realty Income Corp.	0.750%	3/15/26	4,710	4,146
	Realty Income Corp.	4.125%	10/15/26	16,355	16,261
[5,10]	Realty Income Corp.	1.875%	1/14/27	2,307	2,577
[10]	Realty Income Corp.	1.125%	7/13/27	4,500	4,799
	Simon Property Group LP	3.500%	9/1/25	7,754	7,578
	Simon Property Group LP	1.375%	1/15/27	5,000	4,376
	Simon Property Group LP	3.375%	6/15/27	10,780	10,213
	Simon Property Group LP	3.375%	12/1/27	6,775	6,357
	Simon Property Group LP	1.750%	2/1/28	5,000	4,267
	Simon Property Group LP	2.450%	9/13/29	3,300	2,802
	Simon Property Group LP	2.650%	7/15/30	11,500	9,761
					206,915
Technology (1.4%)
	Adobe Inc.	2.150%	2/1/27	46,105	43,112
	Analog Devices Inc.	1.700%	10/1/28	9,350	8,207
	Analog Devices Inc.	2.100%	10/1/31	14,030	11,971
[9]	Apple Inc.	0.875%	5/24/25	7,600	7,776
	Apple Inc.	3.250%	2/23/26	11,092	11,010
	Apple Inc.	2.450%	8/4/26	7,245	6,953
	Apple Inc.	2.050%	9/11/26	5,920	5,579
[9]	Apple Inc.	1.625%	11/10/26	6,883	7,082
	Apple Inc.	3.350%	2/9/27	13,158	13,073
	Apple Inc.	2.900%	9/12/27	11,255	10,862
	Apple Inc.	3.000%	11/13/27	5,280	5,121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	1.200%	2/8/28	31,570	27,620
	Apple Inc.	1.250%	8/20/30	1,710	1,404
	Apple Inc.	1.650%	2/8/31	7,290	6,123
	Automatic Data Processing Inc.	1.700%	5/15/28	23,390	21,059
	Automatic Data Processing Inc.	1.250%	9/1/30	8,000	6,536
	Intel Corp.	3.400%	3/25/25	15,265	15,231
	Intel Corp.	3.750%	3/25/27	4,660	4,682
	Intel Corp.	1.600%	8/12/28	19,100	16,727
	Intel Corp.	2.450%	11/15/29	14,155	12,626
	International Business Machines Corp.	3.450%	2/19/26	2,500	2,468
	International Business Machines Corp.	3.300%	5/15/26	46,875	45,793
	NVIDIA Corp.	1.550%	6/15/28	30,000	26,316
	QUALCOMM Inc.	1.300%	5/20/28	25,188	21,815
[7]	S&P Global Inc.	2.700%	3/1/29	48,460	44,118
	S&P Global Inc.	2.500%	12/1/29	10,680	9,443
[7]	S&P Global Inc.	2.900%	3/1/32	12,820	11,422
	Salesforce Inc.	1.500%	7/15/28	14,138	12,346
	Salesforce Inc.	1.950%	7/15/31	7,425	6,310
	Texas Instruments Inc.	2.250%	9/4/29	10,000	8,904
	Texas Instruments Inc.	1.750%	5/4/30	9,245	7,904
	TSMC Arizona Corp.	3.875%	4/22/27	17,510	17,453
					457,046
Utilities (1.5%)
	AEP Transmission Co. LLC	3.100%	12/1/26	8,040	7,770
	Ameren Illinois Co.	1.550%	11/15/30	8,575	6,984
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	11,165	10,610
[5]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	8,745	7,596
	Commonwealth Edison Co.	2.550%	6/15/26	2,480	2,378
[5]	Commonwealth Edison Co.	3.150%	3/15/32	3,000	2,759
[5]	Connecticut Light & Power Co.	3.200%	3/15/27	21,650	21,040
[5]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	10,000	8,550
[5]	DTE Electric Co.	1.900%	4/1/28	4,400	3,927
	DTE Electric Co.	2.250%	3/1/30	6,000	5,252
	Duke Energy Carolinas LLC	3.950%	11/15/28	6,005	5,924
	Duke Energy Carolinas LLC	2.450%	8/15/29	7,430	6,631
	Duke Energy Carolinas LLC	2.450%	2/1/30	2,735	2,418
	Duke Energy Carolinas LLC	2.550%	4/15/31	6,145	5,382
[5]	Duke Energy Carolinas NC Storm Funding LLC	1.679%	7/1/31	7,820	7,170
	Duke Energy Florida LLC	3.200%	1/15/27	17,632	17,163
	Duke Energy Florida LLC	3.800%	7/15/28	10,765	10,523
	Duke Energy Florida LLC	2.500%	12/1/29	16,960	15,081
	Duke Energy Florida LLC	2.400%	12/15/31	5,000	4,275
	Duke Energy Progress LLC	3.250%	8/15/25	8,126	8,052
	Duke Energy Progress LLC	3.700%	9/1/28	12,100	11,742
	Duke Energy Progress LLC	3.450%	3/15/29	1,520	1,446
	Duke Energy Progress LLC	2.000%	8/15/31	12,500	10,361
	Entergy Arkansas LLC	3.700%	6/1/24	6,213	6,231
	Entergy Arkansas LLC	3.500%	4/1/26	10,288	10,144
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	8,675	8,966
	Entergy Louisiana LLC	4.050%	9/1/23	1,075	1,080
	Entergy Louisiana LLC	2.400%	10/1/26	5,560	5,149
	Entergy Louisiana LLC	3.120%	9/1/27	11,909	11,336
	Entergy Louisiana LLC	1.600%	12/15/30	4,435	3,546
	Evergy Kansas Central Inc.	2.550%	7/1/26	13,385	12,707
	Florida Power & Light Co.	2.450%	2/3/32	5,000	4,362
[7]	Korea East-West Power Co. Ltd.	1.750%	5/6/25	15,000	14,161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Korea East-West Power Co. Ltd.	3.600%	5/6/25	11,435	11,353
	MidAmerican Energy Co.	3.100%	5/1/27	1,170	1,130
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	3,375	3,364
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	4,350	4,312
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	9,675	9,274
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	10,945	10,689
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	9,996	9,522
[5]	Nevada Power Co.	2.400%	5/1/30	8,360	7,283
[5]	Ohio Power Co.	1.625%	1/15/31	4,975	4,016
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	14,205	14,009
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	13,000	11,738
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	8,555	8,324
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	12,750	11,595
	PacifiCorp	3.500%	6/15/29	27,904	26,505
[5]	Public Service Electric & Gas Co.	3.000%	5/15/25	8,385	8,205
[5]	Public Service Electric & Gas Co.	2.250%	9/15/26	5,000	4,694
[5]	Public Service Electric & Gas Co.	3.000%	5/15/27	5,430	5,231
[5]	Public Service Electric & Gas Co.	3.700%	5/1/28	1,980	1,932
[5]	Public Service Electric & Gas Co.	3.650%	9/1/28	2,730	2,659
[5]	Public Service Electric & Gas Co.	2.450%	1/15/30	7,500	6,699
	Southwestern Public Service Co.	3.300%	6/15/24	14,881	14,789
	Union Electric Co.	2.950%	6/15/27	1,177	1,121
	Union Electric Co.	2.950%	3/15/30	15,000	13,639
	Virginia Electric & Power Co.	3.450%	2/15/24	1,730	1,726
[5]	Virginia Electric & Power Co.	3.100%	5/15/25	6,210	6,104
[5]	Virginia Electric & Power Co.	3.150%	1/15/26	5,700	5,535
[5]	Virginia Electric & Power Co.	2.950%	11/15/26	10,000	9,526
[5]	Virginia Electric & Power Co.	3.500%	3/15/27	6,260	6,116
					481,806
Total Corporate Bonds (Cost $8,163,113)					7,578,926
Sovereign Bonds (2.8%)
[5]	Arab Petroleum Investments Corp.	1.460%	6/30/25	2,880	2,689
[5,7]	Banco del Estado de Chile	2.704%	1/9/25	9,000	8,544
[5,7]	Bermuda	4.138%	1/3/23	2,700	2,702
[5]	Bermuda	4.138%	1/3/23	1,970	1,971
[5,7]	Bermuda	4.854%	2/6/24	3,206	3,235
[5]	Bermuda	4.854%	2/6/24	14,032	14,142
[5]	Bermuda	3.717%	1/25/27	11,758	11,336
[5]	Bermuda	4.750%	2/15/29	3,810	3,808
[5,7]	Bermuda	4.750%	2/15/29	5,000	5,015
[5,7]	Bermuda	2.375%	8/20/30	5,000	4,184
[5,7]	CDP Financial Inc.	3.150%	7/24/24	1,519	1,519
[5]	CDP Financial Inc.	3.150%	7/24/24	20,000	19,991
[5,7]	CDP Financial Inc.	0.875%	6/10/25	40,000	37,341
	Corp. Andina de Fomento	1.250%	10/26/24	36,000	34,147
[5,7,11]	Development Bank of Japan Inc.	3.125%	9/6/23	12,000	12,004
[5,11]	Development Bank of Japan Inc.	2.750%	9/16/25	8,500	8,335
[5,7,12]	Dexia Credit Local SA	2.375%	9/20/22	16,910	16,914
[5,7,12]	Dexia Credit Local SA	3.250%	9/26/23	70,000	70,100
	Equinor ASA	2.450%	1/17/23	1,904	1,902
	Equinor ASA	3.700%	3/1/24	7,000	7,032
	Export-Import Bank of Korea	3.000%	11/1/22	2,000	1,999

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Export-Import Bank of Korea	2.375%	6/25/24	18,000	17,701
	Export-Import Bank of Korea	3.250%	11/10/25	10,000	9,904
	Export-Import Bank of Korea	2.625%	5/26/26	2,000	1,937
[5]	Hydro-Quebec	8.050%	7/7/24	470	511
[11]	Japan Bank for International Cooperation	3.375%	10/31/23	10,000	10,035
[5,11]	Japan Bank for International Cooperation	2.500%	5/23/24	20,000	19,743
[5]	Kingdom of Saudi Arabia	2.875%	3/4/23	69,000	68,774
	Korea Development Bank	3.375%	3/12/23	30,000	30,058
	Korea Development Bank	2.125%	10/1/24	33,000	32,124
	Korea Development Bank	2.000%	2/24/25	20,000	19,253
[5]	Korea Electric Power Corp.	1.125%	6/15/25	18,400	17,024
[5,7]	Korea Hydro & Nuclear Power Co. Ltd.	1.250%	4/27/26	35,000	31,889
[5]	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	510	503
[5,7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,600	6,429
[5,7]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	24,580	24,169
[5,7]	Ontario Teachers' Finance Trust	1.250%	9/27/30	25,000	20,866
	Province of Manitoba	2.100%	9/6/22	2,100	2,099
[5]	Province of Quebec	7.500%	7/15/23	2,065	2,159
[5]	Province of Quebec	7.125%	2/9/24	2,674	2,833
[5,7]	Qatar Energy	1.375%	9/12/26	27,202	24,527
	Republic of Chile	3.125%	3/27/25	1,550	1,513
[5]	Republic of Chile	2.750%	1/31/27	9,882	9,235
[5]	Republic of Chile	3.240%	2/6/28	19,186	18,066
[5]	Republic of Chile	2.450%	1/31/31	21,671	18,493
[5]	Republic of Slovenia	5.500%	10/26/22	3,385	3,397
[5,7]	Saudi Arabian Oil Co.	1.250%	11/24/23	11,000	10,629
[5]	Saudi Arabian Oil Co.	2.250%	11/24/30	12,863	10,943
[5]	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	888	901
[5]	Sinopec Group Overseas Development 2014 Ltd.	4.375%	4/10/24	288	293
[5]	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	304	301
[5]	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	800	799
[5]	State Grid Overseas Investment BVI Ltd.	3.500%	5/4/27	7,920	7,823
	State of Israel	2.750%	7/3/30	11,864	11,028
[5]	State of Qatar	3.875%	4/23/23	2,501	2,510
[5]	State of Qatar	3.250%	6/2/26	3,600	3,554
[5,7]	Temasek Financial I Ltd.	2.375%	1/23/23	2,000	1,994
[5,7]	Temasek Financial I Ltd.	3.625%	8/1/28	20,000	20,091
[5]	Temasek Financial I Ltd.	3.625%	8/1/28	9,500	9,543
[5]	Temasek Financial I Ltd.	1.000%	10/6/30	5,000	4,072
[5,7]	Temasek Financial I Ltd.	1.625%	8/2/31	125,000	105,468
[5,6,7]	UAE International Government Bond	4.050%	7/7/32	30,000	30,137
Total Sovereign Bonds (Cost $932,935)					882,238
Taxable Municipal Bonds (0.9%)
	California GO	2.650%	4/1/26	50,000	48,555
	Dallas TX Waterworks & Sewer System Revenue	2.589%	10/1/27	1,450	1,381
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	75,000	67,837

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	55,000	47,780
	New York City NY GO	3.750%	6/1/28	1,020	1,010
	New York City NY GO	2.330%	10/1/29	5,000	4,455
	Texas Public Finance Authority GO	2.531%	10/1/23	480	478
	University of California Revenue	3.063%	7/1/25	3,430	3,399
	University of California Revenue	1.316%	5/15/27	25,000	22,420
	University of California Revenue	3.349%	7/1/29	48,635	46,643
	University of California Revenue	1.614%	5/15/30	34,665	29,089
[13]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	2,205	2,343
Total Taxable Municipal Bonds (Cost $308,380)					275,390
				Shares
Temporary Cash Investments (3.9%)
Money Market Fund (3.9%)
[14]	Vanguard Market Liquidity Fund (Cost $1,226,272)	1.417%		12,266,859	1,226,318
Total Investments (102.4%) (Cost $33,959,131)					32,140,526
Other Assets and Liabilities—Net (-2.4%)					(766,823)
Net Assets (100%)					31,373,703
Cost is in $000.
1	Securities with a value of $22,919,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $16,026,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $2,313,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2022.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate value was $2,462,134,000, representing 7.8% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in euro.
10	Face amount denominated in British pounds.
11	Guaranteed by the Government of Japan.
12	Guaranteed by multiple countries.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2022	21,120	2,370,720	(10,761)

Short Futures Contracts
2-Year U.S. Treasury Note	September 2022	(2,696)	(566,202)	(1,383)
10-Year U.S. Treasury Note	September 2022	(10)	(1,185)	—
Euro-Bobl	September 2022	(644)	(83,813)	124
Euro-Schatz	September 2022	(684)	(78,235)	58
Long Gilt	September 2022	(31)	(4,301)	144
Long U.S. Treasury Bond	September 2022	(1,519)	(210,571)	(1,068)
Ultra 10-Year U.S. Treasury Note	September 2022	(3,889)	(495,362)	(3,734)
Ultra Long U.S. Treasury Bond	September 2022	(462)	(71,307)	988
				(4,871)
				(15,632)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	9/21/22	EUR	23,599	USD	25,489	—	(617)
Bank of America, N.A.	7/20/22	EUR	4,350	USD	4,562	1	—
Standard Chartered Bank	9/21/22	EUR	2,245	USD	2,379	—	(12)
Standard Chartered Bank	9/21/22	EUR	1,482	USD	1,558	5	—
Deutsche Bank AG	7/20/22	USD	184,542	EUR	174,204	1,804	—
Barclays Bank plc	9/21/22	USD	30,904	EUR	29,105	228	—
Morgan Stanley Capital Services LLC	9/21/22	USD	934	EUR	880	6	—
State Street Bank & Trust Co.	7/20/22	USD	8,316	GBP	6,765	79	—
JPMorgan Chase Bank, N.A.	9/21/22	USD	1,250	GBP	1,005	24	—
						2,147	(629)
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
America Movil SAB de CV/A3	6/20/23	BARC	6,200	1.000	37	(22)	59	—
Federation of Malaysia/A3	6/20/27	BARC	2,625	1.000	12	12	—	—
Republic of Chile/A1	6/20/27	CITNA	47,690	1.000	(258)	465	—	(723)
Republic of Chile/A1	6/20/27	JPMC	43,940	1.000	(238)	568	—	(806)
Republic of Chile/A1	6/20/27	MSCS	22,590	1.000	(123)	260	—	(383)
					(570)	1,283	59	(1,912)
1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $769,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2022, counterparties had deposited in segregated accounts securities with a value of $1,201,000 and cash of $313,000 in connection with TBA transactions.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	18,140,972	—	18,140,972
Asset-Backed/Commercial Mortgage-Backed Securities	—	4,036,682	—	4,036,682
Corporate Bonds	—	7,578,926	—	7,578,926
Sovereign Bonds	—	882,238	—	882,238
Taxable Municipal Bonds	—	275,390	—	275,390
Temporary Cash Investments	1,226,318	—	—	1,226,318
Total	1,226,318	30,914,208	—	32,140,526

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,314	—	—	1,314
Forward Currency Contracts	—	2,147	—	2,147
Swap Contracts	—	59	—	59
Total	1,314	2,206	—	3,520
Liabilities
Futures Contracts[1]	16,946	—	—	16,946
Forward Currency Contracts	—	629	—	629
Swap Contracts	—	1,912	—	1,912
Total	16,946	2,541	—	19,487
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.